                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48485-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2010 (unaudited)

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             FIXED-RATE INSTRUMENTS (1.0%)

             DIVERSIFIED BANKS (0.5%)
$   25,000   Bank of Nova Scotia                                   0.18%       5/03/2010     $    25,000
                                                                                             -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    30,000   Toronto-Dominion Bank                                 0.27        8/10/2010          30,000
                                                                                             -----------
             Total Fixed-Rate Instruments (cost: $55,000)                                         55,000
                                                                                             -----------
             COMMERCIAL PAPER (8.0%)

             AIRPORT/PORT (0.2%)
    14,000   San Diego County Regional Airport (LOC -
                  Lloyds TSB Bank plc)                             0.30        6/03/2010          14,000
                                                                                             -----------
             EDUCATION (0.9%)
    20,000   Board of Trustees of Michigan State Univ.             0.25        7/01/2010          20,000
    10,600   Cornell Univ.                                         0.19        5/06/2010          10,600
    20,000   Yale Univ.                                            0.16        6/11/2010          19,996
                                                                                             -----------
                                                                                                  50,596
                                                                                             -----------
             ELECTRIC/GAS UTILITIES (1.9%)
    31,293   Nebraska Public Power District                        0.20        5/07/2010          31,292
    32,500   South Carolina Public Service Auth.                   0.27        5/12/2010          32,498
    10,000   South Carolina Public Service Auth.                   0.22        5/13/2010           9,999
    15,000   South Carolina Public Service Auth.                   0.25        6/07/2010          14,996
    15,000   South Carolina Public Service Auth.                   0.25        6/08/2010          14,996
                                                                                             -----------
                                                                                                 103,781
                                                                                             -----------
             GENERAL OBLIGATION (0.4%)
    13,500   Texas Public Finance Auth.                            0.20        5/18/2010          13,500
     8,500   Texas Public Finance Auth.                            0.31        6/10/2010           8,500
                                                                                             -----------
                                                                                                  22,000
                                                                                             -----------
             HOSPITAL (3.2%)
    45,000   Catholic Health Initiatives                           0.35        5/05/2010          45,000
    36,650   Catholic Health Initiatives                           0.33        6/04/2010          36,650
    56,349   Catholic Health Initiatives                           0.25        6/09/2010          56,349
    42,100   Catholic Health Initiatives                           0.23        7/14/2010          42,100
                                                                                             -----------
                                                                                                 180,099
                                                                                             -----------
             REAL ESTATE OPERATING COMPANIES (0.4%)
    22,800   Medical Building Funding IV, LLC (LOC - KBC
                  Bank, N.V.)                                      0.55        5/13/2010          22,796
                                                                                             -----------

================================================================================

1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             SALES TAX (1.0%)
$   15,000   Dallas Area Rapid Transit                             0.28%       6/02/2010     $    15,000
    20,000   Dallas Area Rapid Transit                             0.34        6/10/2010          20,000
    20,000   Dallas Area Rapid Transit                             0.30        6/16/2010          20,000
                                                                                             -----------
                                                                                                  55,000
                                                                                             -----------
             Total Commercial Paper (cost: $448,272)                                             448,272
                                                                                             -----------
             PUT BONDS (1.1%)

             EDUCATION SERVICES (0.0%)
     1,900   Kent County (LOC - PNC Bank, N.A.)                    0.67       12/01/2038           1,900
                                                                                             -----------
             OIL & GAS REFINING & MARKETING (1.1%)
    60,000   IDB of the Parish of Calcasieu, Inc. (LOC - BNP
                   Paribas)                                        0.27        7/01/2026          60,000
                                                                                             -----------
             Total Put Bonds (cost: $61,900)                                                      61,900
                                                                                             -----------
             VARIABLE-RATE DEMAND NOTES (86.9%)

             AGRICULTURAL PRODUCTS (0.2%)
     4,940   Bybee Foods, LLC (LOC - Key Bank, N.A.)               0.70       11/01/2026           4,940
     4,415   Yakima County Public Corp. (LOC - Key Bank,
                  N.A.)                                            0.64        4/01/2018           4,415
                                                                                             -----------
                                                                                                   9,355
                                                                                             -----------
             AIRLINES (0.6%)
    35,000   Chicago-O'Hare International Airport (LOC -
                  Bayerische Landesbank)                           0.33        5/01/2035          35,000
                                                                                             -----------
             AIRPORT SERVICES (0.8%)
    23,090   Holland-Sheltair Aviation Funding, LLC (LOC -
                   Federal Home Loan Bank of Atlanta)              0.30        5/01/2035          23,090
    14,135   Holland-Sheltair Aviation Funding, LLC (LOC -
                   Federal Home Loan Bank of Atlanta)              0.30        5/01/2048          14,135
        25   Jacksonville Economic Dev. Commission (LOC -
                   Federal Home Loan Bank of Atlanta)              0.30        5/01/2035              25
     8,415   Metropolitan Nashville Airport Auth. (LOC -
                   Regions Bank)                                   2.00        4/01/2030           8,415
                                                                                             -----------
                                                                                                  45,665
                                                                                             -----------
             AIRPORT/PORT (0.5%)
    12,700   Clark County Passenger Facility (LOC -
                   Bayerische Landesbank)                          0.35        7/01/2022          12,700
     5,975   Denver City and County Airport System (LOC -
                   Lloyds TSB Bank plc)                            0.34       11/15/2025           5,975
     6,145   Gadsden Airport Auth. (LOC - Wachovia Bank,
                   N.A.)                                           0.35        8/01/2024           6,145
     4,900   New Jersey EDA (LOC - SunTrust Bank)                  0.39       12/01/2027           4,900
                                                                                             -----------
                                                                                                  29,720
                                                                                             -----------
             ALUMINUM (0.1%)
     3,500   Tennessee Aluminum Processors, Inc. (LOC -
                  SunTrust Bank)                                   0.85        5/01/2014           3,500
                                                                                             -----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
     6,285   St. Charles Parish (LOC - Capital One, N.A.)          0.67        9/01/2024           6,285
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             APPROPRIATED DEBT (6.5%)
$   60,240   Allegheny County (INS)(LIQ)                           0.40%      11/01/2039     $    60,240
    24,300   Arlington County IDA (LOC - Bank of America,
                    N.A.)                                          0.30        8/01/2031          24,300
    10,620   Auburn IDB (LOC - Allied Irish Banks plc)             1.10        5/01/2024          10,620
     5,640   Auburn IDB (LOC - Allied Irish Banks plc)             1.10        7/01/2026           5,640
    27,135   Cleveland Economic & Community Dev. (LOC -
                    RBS Citizens, N.A.)                            0.47       12/01/2033          27,135
    51,000   County & City of Denver (INS)(LIQ)                    0.30       12/15/2037          51,000
    50,000   County & City of Denver (INS)(LIQ)                    0.35       12/15/2037          50,000
    54,000   County & City of Denver (INS)(LIQ) (a)                0.35       12/15/2037          54,000
     9,425   Downtown Renaissance, Inc. (LOC - RBC Bank
                    (USA))                                         0.85        2/01/2025           9,425
    17,500   Emmaus General Auth. (INS)(LIQ)                       0.35       12/01/2028          17,500
     4,685   Opelika IDA (LOC - Regions Bank)                      1.10        6/01/2023           4,685
    45,680   San Jose Financing Auth. (LOC - Bank of Nova
                    Scotia)(NBGA)                                  0.32        6/01/2025          45,680
     3,800   West Covina Public Financing Auth. (LOC -
                    Allied Irish Banks plc)                        1.25       11/01/2029           3,800
                                                                                             -----------
                                                                                                 364,025
                                                                                             -----------
             ASSET-BACKED FINANCING (3.8%)
     4,320   Capital Markets Access Co., LC (LOC -
                   SunTrust Bank)                                  0.85        8/01/2020           4,320
    14,495   Capital Markets Access Co., LC (LOC -
                   SunTrust Bank)                                  0.66        4/01/2033          14,495
     8,160   Capital Markets Access Co., LC (LOC - RBC
                   Bank (USA))                                     0.85        5/01/2034           8,160
    11,700   Capital Markets Access Co., LC (LOC -
                   SunTrust Bank)                                  0.65        6/27/2036          11,700
        80   Corporate Finance Managers, Inc. (LOC - Wells
                   Fargo Bank, N.A.)                               0.30        2/02/2043              80
    10,000   Midwestern Univ. (LOC - Royal Bank of Canada)         0.30        4/01/2044          10,000
    15,000   Minnesota Higher Education Facilities Auth.
                   (LOC - U.S. Bank, N.A.)                         0.29       12/01/2043          15,000
     7,500   New Mexico Educational Assistance Foundation
                   (LOC - Royal Bank of Canada)                    0.30        4/01/2036           7,500
    74,000   North Texas Higher Education Auth., Inc. (LOC -
                   Bank of America, N.A.)(LOC - Lloyds TSB
                   Bank plc)                                       0.30        6/01/2045          74,000
    39,300   North Texas Higher Education Auth., Inc. (LOC -
                   Bank of America, N.A.)(LOC - Lloyds TSB
                   Bank plc)                                       0.30       12/01/2046          39,300
    30,000   Rhode Island Student Loan (LOC - Dexia Credit
                   Local)                                          0.42        7/01/2019          30,000
                                                                                             -----------
                                                                                                 214,555
                                                                                             -----------
             AUTO PARTS & EQUIPMENT (0.2%)
     2,605   Dayton Wheel Concepts, Inc. (LOC - PNC Bank,
                     N.A.)                                         0.34        5/01/2024           2,605
     5,765   Illinois Finance Auth. (LOC - Federal Home
                     Loan Bank of Chicago)                         0.47        7/01/2040           5,765
     3,205   Metal Forming & Coining Corp. (LOC - PNC
                     Bank, N.A.)                                   0.34        7/01/2018           3,205
                                                                                             -----------
                                                                                                  11,575
                                                                                             -----------
             AUTOMOBILE MANUFACTURERS (0.2%)
    11,175   Franklin IDB (LOC - Fifth Third Bank)                 0.63        4/01/2030          11,175
                                                                                             -----------

================================================================================

3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             AUTOMOTIVE RETAIL (0.1%)
$    6,414   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                 Bank, N.A.)                                       0.34%       5/01/2015     $     6,414
                                                                                             -----------
             BIOTECHNOLOGY (0.2%)
    10,925   Westgate Investment Fund, LLC (LOC - Wells
                  Fargo Bank, N.A.)                                0.30        2/01/2012          10,925
                                                                                             -----------
             BROADCASTING (0.1%)
     3,200   New Jersey EDA (LOC - JPMorgan Chase
                  Bank, N.A.)                                      0.45       10/01/2021           3,200
                                                                                             -----------
             BUILDING PRODUCTS (1.6%)
     4,140   Cornell Iron Works, Inc. (LOC - Bank of
                  America, N.A.)                                   0.35        4/01/2019           4,140
     1,720   Haas Door Co., Inc. (LOC - PNC Bank, N.A.)            0.42        6/01/2030           1,720
    13,660   Janus Investment, LLC (LOC - Regions Bank)            1.20        8/01/2032          13,660
     5,200   Manhattan IDB (LOC - JPMorgan Chase Bank,
                  N.A.)                                            0.48        4/01/2028           5,200
     4,050   Miami-Dade County IDA (LOC - SunTrust Bank)           0.68        8/01/2018           4,050
     7,985   Moondance Enterprises, LP (LOC - PNC Bank,
                  N.A.)                                            0.34       11/01/2020           7,985
     3,200   Pinellas County IDA (LOC - RBC Bank (USA))            0.48        5/01/2027           3,200
     4,355   Schmitz Ready Mix, Inc. (LOC - Federal Home
                  Loan Bank of Chicago)                            0.30        4/01/2046           4,355
    27,150   Union County (LOC - SunTrust Bank) (b)                0.66       10/01/2027          27,150
     4,865   Volusia County IDA (LOC - RBC Bank (USA))             0.51        4/01/2024           4,865
    10,000   Warren County (LOC - JPMorgan Chase Bank,
                  N.A.)                                            0.33       12/01/2031          10,000
     2,800   West Des Moines (LOC - Wells Fargo Bank,
                  N.A.)                                            0.52        4/01/2025           2,800
                                                                                             -----------
                                                                                                  89,125
                                                                                             -----------
             BUILDINGS (0.4%)
     8,300   Aquarium Parking Deck, LLC (LOC - Federal
                  Home Loan Bank of Atlanta)                       0.30        4/01/2020           8,300
     3,095   Irondale Public Building Auth. (LOC - Allied Irish
                  Banks plc)                                       1.10       10/01/2035           3,095
     5,000   Miami-Dade County IDA (LOC - TD Bank, N.A.)           0.27        7/01/2037           5,000
     3,465   Security Partners, LP (LOC - Wells Fargo Bank,
                  N.A.)                                            0.35        3/15/2012           3,465
                                                                                             -----------
                                                                                                  19,860
                                                                                             -----------
             CASINOS & GAMING (0.7%)
     9,000   Michigan Strategic Fund Ltd.(LOC - Deutsche
                  Bank Trust Co.)                                  0.37        3/01/2039           9,000
    29,335   Santa Rosa Rancheria Tachi Yokut Tribe (LOC -
                  JPMorgan Chase Bank, N.A.)                       0.33        9/01/2019          29,335
                                                                                             -----------
                                                                                                  38,335
                                                                                             -----------
             COMMERCIAL PRINTING (0.2%)
     3,477   Fairway, LLC (LOC - Federal Home Loan Bank
                  of San Francisco)                                0.70       12/01/2023           3,477
     2,535   John E. Staten Properties, Inc. (LOC - PNC
                  Bank, N.A.)                                      0.42       10/01/2021           2,535
     4,050   South Carolina Jobs EDA (LOC - Wachovia
                  Bank, N.A.)                                      0.47        4/01/2033           4,050
                                                                                             -----------
                                                                                                  10,062
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             COMMODITY CHEMICALS (0.1%)
$    3,340   BleachTech, LLC (LOC - PNC Bank, N.A.)                0.34%      11/01/2035     $     3,340
                                                                                             -----------
             COMMUNICATIONS EQUIPMENT (0.6%)
    35,500   Utah Telecommunication Open Infrastructure
                   Agency (LOC - Federal Home Loan Bank
                   of Cincinnati)                                  0.32        6/01/2040          35,500
                                                                                             -----------
             COMMUNITY SERVICE (0.8%)
    15,950   Alexandria IDA (LOC - SunTrust Bank)                  0.37       10/01/2023          15,950
    15,000   Alexandria IDA (LOC - SunTrust Bank)                  0.60       10/01/2043          15,000
     6,530   Miami-Dade County IDA (LOC - Federal Home
                   Loan Bank of Atlanta)                           0.30        5/01/2028           6,530
     7,420   Toledo Lucas County Port Auth. (LOC - Fifth
                   Third Bank)                                     0.41        9/01/2019           7,420
                                                                                             -----------
                                                                                                  44,900
                                                                                             -----------
             CONSTRUCTION & ENGINEERING (0.4%)
    15,980   Boland Holdings, LLC (LOC - PNC Bank, N.A.)           0.35       12/01/2039          15,980
     8,100   Liliha Parking Co., LP (LOC - First Hawaiian
                   Bank)                                           1.00        8/01/2024           8,100
                                                                                             -----------
                                                                                                  24,080
                                                                                             -----------
             CONSTRUCTION MATERIALS (0.1%)
     3,075   DiGeronimo Aggregates, LLC (LOC - PNC
                   Bank, N.A.)                                     0.34        1/01/2015           3,075
     2,635   Lee County IDA (LOC - SunTrust Bank)                  1.54        4/01/2017           2,635
                                                                                             -----------
                                                                                                   5,710
                                                                                             -----------
             DISTRIBUTORS (0.0%)
     2,120   Dooly County IDA (LOC - Federal Home Loan
                   Bank of Atlanta)                                0.38        1/01/2020           2,120
                                                                                             -----------
             DIVERSIFIED METALS & MINING (0.1%)
     1,850   Lancaster IDA (LOC - Fulton Bank)                     2.10        1/01/2015           1,850
     1,730   Lancaster IDA (LOC - Fulton Bank)                     2.10        1/01/2027           1,730
                                                                                             -----------
                                                                                                   3,580
                                                                                             -----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (5.0%)
     9,270   2880 Stevens Creek, LLC (LOC - Bank of the
                   West)                                           0.32       11/01/2033           9,270
    26,505   CHF-Elon, LLC (LOC - Regions Bank)                    1.05        6/01/2035          26,505
     6,240   Colonial Interstate Investments, LLC (LOC -
                   Regions Bank)                                   1.05        6/01/2032           6,240
     6,929   Cornerstone Funding Corp. I (LOC - SunTrust
                   Bank)                                           3.99        1/01/2012           6,929
     8,781   Cornerstone Funding Corp. I (LOC - RBS
                   Citizens, N.A.)                                 3.89        8/01/2031           8,781
     4,200   Douglas County Dev. Auth. (LOC - Wells Fargo
                   Bank, N.A.)                                     0.35       12/01/2014           4,200
     6,150   Fiore Capital, LLC (LOC - Federal Home Loan
                   Bank of Chicago)                                0.32        8/01/2045           6,150
     7,000   Fiore Capital, LLC (LOC - Federal Home Loan
                   Bank of Chicago)                                0.32        8/01/2045           7,000
     2,300   Houston County IDA (LOC - Wachovia Bank,
                   N.A.)                                           0.35        8/01/2012           2,300
       830   JCM Properties, LP (LOC - PNC Bank, N.A.)             0.47        4/01/2013             830
     3,200   Los Lunas (LOC - Wells Fargo Bank, N.A.)              0.35        2/01/2025           3,200

================================================================================

5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

$    4,080   New Plaza Management, LLC (LOC - U.S.
                   Bank, N.A.)                                     0.34%       2/01/2024     $     4,080
    90,485   New York City Housing Dev. Corp. (LOC -
                   Landesbank Hessen-Thuringen) (b)                0.31        6/01/2039          90,485
    17,540   NPJ Properties, LP (LOC - Manufacturers &
                   Traders Trust Co.)                              0.77        2/01/2027          17,540
    31,095   Paca-Pratt Associates, Inc. (LOC -
                   Manufacturers & Traders Trust Co.)              0.77        1/01/2038          31,095
     1,958   Pinnacle Properties Dev. Group, LLC (LOC -
                   PNC Bank, N.A.)                                 0.34        6/15/2041           1,958
     4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)         0.35       12/01/2033           4,900
     1,785   Secor Realty, Inc. (LOC - PNC Bank, N.A.)             0.34        4/01/2020           1,785
    19,165   SF Tarns, LLC (LOC - Bank of America, N.A.)           0.30       12/01/2025          19,165
     5,500   Stice-Hill Holding, LC (LOC - Hancock Bank of
                   Louisiana)                                      0.43       12/01/2023           5,500
    19,630   Stobro Co., LP (LOC - Fulton Bank)                    2.10        1/01/2032          19,630
                                                                                             -----------
                                                                                                 277,543
                                                                                             -----------
             EDUCATION (3.7%)
     3,870   Allegheny County Higher Education Building
                   Auth. (LOC - PNC Bank, N.A.)                    0.32        3/01/2038           3,870
     6,000   Baltimore County EDA (LOC - SunTrust Bank)            0.37       10/01/2031           6,000
     8,675   Calvin College (LOC - JPMorgan Chase Bank,
                   N.A.)                                           0.31       10/01/2037           8,675
    13,345   Indiana Finance Auth. (LOC - Key Bank, N.A.)          0.39        7/01/2036          13,345
     9,530   Iowa Higher Education Loan Auth. (LOC - Allied
                   Irish Banks plc)                                0.52       10/01/2033           9,530
     9,000   Massachusetts Dev. Finance Agency (LOC -
                   Sovereign Bank)                                 0.32        1/01/2037           9,000
    16,100   Massachusetts Dev. Finance Agency (LOC -
                   RBS Citizens, N.A.)                             0.39        7/01/2043          16,100
    10,000   Massachusetts Dev. Finance Agency (LOC -
                   RBS Citizens, N.A.)                             0.50        7/01/2043          10,000
    16,270   Michigan Higher Education Facilities Auth. (LOC
                   - PNC Bank, N.A.)                               0.29        4/01/2032          16,270
     4,695   Minnesota Higher Education Facilities Auth.
                   (LOC - U.S. Bank, N.A.)                         0.28        4/01/2027           4,695
     2,900   Multnomah County (LOC - Key Bank, N.A.)               0.49       12/01/2029           2,900
     8,135   Oklahoma City Industrial & Cultural Facilities
                   Trust (LOC - Bank of America, N.A.)             0.40        9/15/2016           8,135
     6,205   Pittsburgh Technical Institute, Inc. (LOC - Wells
                   Fargo Bank, N.A.)                               0.35       10/01/2015           6,205
     2,750   Rhode Island Health and Educational Building
                   Corp. (LOC - RBS Citizens, N.A.)                0.39        4/01/2036           2,750
     3,960   Rockland County IDA (LOC - TD Bank, N.A.)             0.27        5/01/2034           3,960
     6,020   San Diego County (LOC - Comerica Bank, N.A.)          0.32        1/01/2023           6,020
     3,700   Shelby County Health, Educational, and
                   Housing Facility Board (LOC - SunTrust
                   Bank)                                           0.60       10/01/2022           3,700
     1,700   Shelby County Health, Educational, and
                   Housing Facility Board (LOC - SunTrust
                   Bank)                                           0.60        7/01/2026           1,700
     3,410   Summit School (LOC - RBS Citizens, N.A.)              0.85        7/01/2027           3,410
    25,290   Tompkins County IDA (LOC - HSBC Bank USA)             0.29        7/01/2026          25,290
    10,970   Univ. Athletic Association, Inc. (LOC - SunTrust
                   Bank)                                           0.33       10/01/2031          10,970
    11,915   Univ. of Cincinnati (LOC - Bayerische
                   Landesbank)                                     0.45        6/01/2034          11,915
    15,695   Washington State Housing Finance Commission
                   (LOC - Bank of America, N.A.)                   0.30        7/01/2036          15,695
     6,200   Wisconsin Health and Educational Facilities
                   Auth. (LOC - Allied Irish Banks plc)            0.52       11/01/2017           6,200
                                                                                             -----------
                                                                                                 206,335
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             EDUCATION SERVICES (3.9%)
$    5,700   California Educational Facilities Auth. (LOC -
                    Allied Irish Banks plc)                        1.00%      12/01/2028     $     5,700
    23,555   Catholic Univ. of America (LOC - Federal Home
                    Loan Bank of Atlanta)                          0.40        4/01/2034          23,555
     4,195   Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)       0.34        2/01/2033           4,195
     3,829   Cornerstone Funding Corp. I (LOC - Comerica
                    Bank, N.A.)                                    3.59       11/01/2023           3,829
     8,753   Cornerstone Funding Corp. I (LOC - TD Bank,
                    N.A.)                                          1.74        1/01/2025           8,753
    26,120   Dominican Sisters (LOC - Fifth Third Bank)            0.53       10/01/2023          26,120
     3,155   Educational Management Corp. (LOC - Wells
                    Fargo Bank, N.A.)                              0.35        5/01/2023           3,155
    11,915   Frisch School (LOC - Banco Santander)                 0.28        5/01/2036          11,915
     1,900   Grove City Church of the Nazarene (LOC - PNC
                    Bank, N.A.)                                    0.42        2/01/2024           1,900
    15,955   Indiana Educational Facilities Auth. (LOC - RBS
                    Citizens, N.A.)                                0.49       10/01/2029          15,955
     9,765   Loganville Christian Academy, Inc. (LOC - Key
                    Bank, N.A.)                                    0.53        6/01/2038           9,765
     5,750   Massachusetts Dev. Finance Agency (LOC - TD
                    Bank, N.A.)                                    0.27        3/01/2039           5,750
    27,300   Mesivta Yeshiva Rabbi Chaim Berlin (LOC -
                    Allied Irish Banks plc)                        0.87       11/01/2035          27,300
     3,075   Praise Tabernacle Outreach & Family Worship
                    Center (LOC - Comerica Bank, N.A.)             0.34        6/03/2024           3,075
     6,170   Rhode Island EDC (LOC - RBS Citizens, N.A.)           0.45        3/01/2038           6,170
    10,700   Rhode Island Health and Educational Bulding
                    Corp. (LOC - RBS Citizens, N.A.)               0.30        6/01/2035          10,700
     9,425   Roman Catholic Diocese of Charlotte (LOC -
                    Wachovia Bank, N.A.)                           0.35        5/01/2014           9,425
     6,480   Roman Catholic Diocese of Houma-Thibodaux
                    (LOC - Allied Irish Banks plc)                 1.42       12/01/2037           6,480
        70   Saddleback Valley Community Church (LOC -
                    Federal Home Loan Bank of San
                    Francisco)                                     0.25       11/01/2038              70
    10,895   St. James United Methodist Church (LOC -
                    Regions Bank)                                  1.20        5/01/2037          10,895
     2,950   St. Louis County IDA (LOC - Fifth Third Bank)         0.50        9/01/2038           2,950
     4,520   Summit School (LOC - U.S. Bank, N.A.)                 0.65        2/01/2019           4,520
    12,520   World Wildlife Fund, Inc. (LOC - JPMorgan
                    Chase Bank, N.A.)                              0.32        7/01/2030          12,520
     5,625   Yamhill County (LOC - Bank of America, N.A.)          0.40       10/01/2020           5,625
                                                                                             -----------
                                                                                                 220,322
                                                                                             -----------
             ELECTRIC UTILITIES (3.8%)
     8,500   Beaver County IDA (LOC - Barclays Bank plc)           0.27        4/01/2041           8,500
    61,190   Brazos River Auth. (LOC - Citibank, N.A.)             0.28       12/01/2036          61,190
     5,985   Converse County                                       1.00       12/01/2020           5,985
     8,635   Dade County IDA                                       0.26        4/01/2020           8,635
    37,300   Garfield County Industrial Auth.                      0.45        1/01/2025          37,300
     7,700   Indiana Dev. Finance Auth.                            0.50       12/01/2038           7,700
    13,300   Indiana Dev. Finance Auth.                            0.55       12/01/2038          13,300
    30,400   Jacksonville                                          0.26        5/01/2029          30,400
    10,600   Mississippi Business Finance Corp.                    0.26        7/01/2025          10,600
    30,000   West Jefferson IDB                                    0.33        6/01/2028          30,000
                                                                                             -----------
                                                                                                 213,610
                                                                                             -----------
             ELECTRIC/GAS UTILITIES (0.2%)
     5,885   Anaheim Public Financing Auth. (INS)(LIQ) (c)         0.30        4/01/2013           5,885

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

$    3,400   Long Island Power Auth. (LOC - Bayerische
                   Landesbank)                                     0.26%       5/01/2033     $     3,400
                                                                                             -----------
                                                                                                   9,285
                                                                                             -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     2,885   Putnam County IDA (LOC - RBS Citizens, N.A.)          0.65        7/01/2032           2,885
                                                                                             -----------
             ESCROWED BONDS (0.6%)
     5,470   California State (LIQ) (c)                            0.27       12/01/2030           5,470
    26,250   California State (LIQ) (c)                            0.27       12/01/2030          26,250
                                                                                             -----------
                                                                                                  31,720
                                                                                             -----------
             FOOD DISTRIBUTORS (0.4%)
     1,625   Donaldsonville IDB (LOC - Regions Bank)               3.15        4/01/2023           1,625
     7,525   KFDT, LP (LOC - Fifth Third Bank)                     0.63        3/01/2035           7,525
     9,990   Putnam County IDA (LOC - JPMorgan Chase
                  Bank, N.A.)                                      0.55       12/01/2024           9,990
     3,480   REG Properties, LLC (LOC - PNC Bank, N.A.)            0.34        4/01/2035           3,480
                                                                                             -----------
                                                                                                  22,620
                                                                                             -----------
             FOOD RETAIL (0.2%)
     3,415   Food Supply, Inc. (LOC - SunTrust Bank)               0.66        5/01/2024           3,415
     9,000   Saubels Market, Inc. (LOC - Fulton Bank)              2.10        5/01/2034           9,000
                                                                                             -----------
                                                                                                  12,415
                                                                                             -----------
             FOREST PRODUCTS (0.1%)
       851   Chenango County IDA (LOC - Citizens Bank of
                  Pennsylvania)                                    1.50       12/01/2020             851
     5,900   Rex Lumber, LLC (LOC - Federal Home Loan
                  Bank of Dallas)                                  0.38        2/01/2022           5,900
                                                                                             -----------
                                                                                                   6,751
                                                                                             -----------
             GAS UTILITIES (1.1%)
    27,825   New Jersey EDA (LOC - Wells Fargo Bank,
                  N.A.)                                            0.27        6/01/2032          27,825
    36,000   Summit Utilities, Inc. (LOC - JPMorgan Chase
                  Bank, N.A.)                                      0.52        4/01/2038          36,000
                                                                                             -----------
                                                                                                  63,825
                                                                                             -----------
             GENERAL MERCHANDISE STORES (0.2%)
    11,850   Marion EDA (LOC - Key Bank, N.A.)                     0.70        2/01/2035          11,850
                                                                                             -----------
             GENERAL OBLIGATION (4.1%)
     7,500   Bridgeview (LOC - Harris, N.A.)                       0.37       12/01/2038           7,500
     9,100   Butler County (INS)(LIQ)                              0.35       10/01/2017           9,100
    14,545   California State (LIQ)(LOC - Dexia Credit Local) (c)  0.35        8/01/2032          14,545
     7,500   California State (LOC - Citibank, N.A.)               0.32        5/01/2033           7,500
    12,750   Covington (LOC - U.S. Bank, N.A.)                     0.65       12/01/2029          12,750
    13,865   Fiddler's Business Improvement District (LOC -
                   Key Bank, N.A.)                                 0.45       12/01/2037          13,865
    25,000   Fiddler's Business Improvement District (LOC -
                   Key Bank, N.A.)                                 0.39       12/01/2038          25,000
    35,045   Michigan Charter Township of Commerce (LOC
                   - RBS Citizens, N.A.)                           3.00       10/01/2034          35,045
     1,400   New York City (LOC - WestLB A.G.)                     0.24        8/01/2023           1,400
    12,025   Oakland County Charter Township of
                   Commerce (LIQ)                                  1.90       10/01/2018          12,025

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

$   91,135   Southern Ute Indian Tribe (c)                         0.33%       1/01/2027     $    91,135
                                                                                             -----------
                                                                                                 229,865
                                                                                             -----------
             HEALTH CARE EQUIPMENT (0.1%)
    3,175    Rawcar Group, LLC (LOC - PNC Bank, N.A.)              0.34        4/01/2036           3,175
                                                                                             -----------
             HEALTH CARE FACILITIES (8.5%)
    8,550    Baptist Medical Plaza Associates (LOC - KBC
                     Bank, N.V.)                                   1.00        6/01/2017           8,550
    4,000    Bayfront Regional Dev. Auth. (LOC - PNC Bank,
                     N.A.)                                         0.30       11/01/2027           4,000
   14,915    Bronson Lifestyle Improvement & Research
                     Center (LOC - Fifth Third Bank)               0.57        9/01/2030          14,915
    7,925    California Statewide Communities Dev. Auth.
                     (LOC - Allied Irish Banks plc)                3.00       11/15/2042           7,925
    3,350    Christopher Place Management, LLC (LOC -
                     Fifth Third Bank)                             2.03        5/01/2030           3,350
   21,745    Cleveland-Cuyahoga County (LOC - Key Bank,
                     N.A.)                                         0.45        1/01/2037          21,745
   10,615    Clinic Investment, LP (LOC - PNC Bank, N.A.)          0.34        6/01/2015          10,615
    1,550    Columbia County Capital Resource Corp. (LOC
                     - HSBC Bank USA)                              0.37        7/01/2015           1,550
    3,010    Columbia County IDA (LOC - HSBC Bank USA)             0.37        7/01/2027           3,010
    3,340    Community Behavioral Healthcare Cooperative
                     of Pennsylvania (LOC - Fulton Bank)           2.10        9/01/2027           3,340
    1,875    District of Columbia (LOC - Manufacturers &
                     Traders Trust Co.)                            0.77        7/01/2032           1,875
    2,415    Doctors Park, LLP (LOC - U.S. Bank, N.A.)             0.32        8/01/2047           2,415
    4,830    Dunn Nursing Home, Inc. (LOC - Federal Home
                     Loan Bank of Atlanta)                         0.38        2/01/2024           4,830
    4,325    Franklin County Health Care Facilities (LOC -
                     PNC Bank, N.A.)                               0.29        7/01/2020           4,325
    3,655    Genoa Medical Dev., LLC (LOC - Fifth Third
                     Bank)                                         0.53       12/01/2045           3,655
    5,100    Guilford Capital, LLC (LOC - Regions Bank)            1.05        8/01/2022           5,100
    5,570    Hamot Surgery Center, LLC (LOC - PNC Bank,
                     N.A.)                                         0.34        7/01/2030           5,570
   15,820    Healthcare Network Properties, LLC (LOC -
                     PNC Bank, N.A.)                               0.32        1/01/2029          15,820
   22,175    Healthcare Property Group, LLC (LOC -
                     SunTrust Bank)                                0.66       12/01/2030          22,175
    7,895    Heart Center Cascades (LOC - Key Bank, N.A.)          0.70       12/01/2036           7,895
    5,750    Heart Property, LLC (LOC - PNC Bank, N.A.)            0.34        7/01/2026           5,750
    5,545    IHA Capital Dev., LLC (LOC - Fifth Third Bank)        0.53        6/01/2053           5,545
   16,560    Illinois Finance Auth. (LOC - Bank of America,
                     N.A.)                                         0.28       12/01/2034          16,560
    6,940    Indiana Health and Educational Facility
                     Financing Auth. (LOC - Fifth Third Bank)      0.53        9/01/2036           6,940
    7,910    Jackson 2000, LLC (LOC - Key Bank, N.A.)              0.70        6/01/2049           7,910
    2,500    Labcon North America (LOC - Bank of the West)         0.38        1/01/2040           2,500
   20,675    Louisiana Health System Corp. (INS)(LIQ)              0.48       10/01/2022          20,675
    5,995    Louisiana Public Facilities Auth. (LOC - Capital
                     One, N.A.)                                    0.67        7/01/2028           5,995
    5,515    MCE MOB IV, LP (LOC - PNC Bank, N.A.)                 0.32        8/01/2022           5,515
    8,770    Medical Properties Investment Co. - Walker,
                     LLC (LOC - Fifth Third Bank)                  0.53       11/01/2035           8,770
    8,100    MediLucent MOB I, LP (LOC - PNC Bank, N.A.)           0.32        8/01/2030           8,100
    7,240    Medina County (LOC - PNC Bank, N.A.)                  0.32        8/01/2037           7,240
   13,570    MMC Corp. (LOC - JPMorgan Chase Bank,
                     N.A.)                                         1.20       11/01/2035          13,570
    3,405    New Hampshire Health and Education Facilities
                     Auth. (LOC - Allied Irish Banks plc)          0.87        7/01/2035           3,405

================================================================================

9   | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

$   16,215   New Tristate Ventures, LLC (LOC - Fifth Third
                   Bank)                                           0.53%       5/01/2026     $    16,215
     3,405   Ohio Presbyterian Retirement Services (LOC -
                   PNC Bank, N.A.)                                 0.34        7/01/2033           3,405
     5,430   Onondaga County IDA (LOC - HSBC Bank
                   USA)                                            0.39        1/01/2023           5,430
    20,485   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)           0.32       12/01/2037          20,485
    21,065   OSS Realty Co. (LOC - Federal Home Loan
                   Bank of Pittsburgh) (c)                         0.32        9/01/2034          21,065
     6,100   PCP Investors, LLC (LOC - Wells Fargo Bank,
                   N.A.)                                           0.35       12/01/2024           6,100
    21,800   Polk County IDA (LOC - Bank of America, N.A.)         0.30       12/01/2018          21,800
    24,750   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037          24,750
     2,725   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037           2,725
     1,700   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037           1,700
     4,120   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037           4,120
     2,300   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037           2,300
     4,950   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037           4,950
     3,200   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037           3,200
     7,110   Premier Senior Living, LLC (LOC - Wachovia
                   Bank, N.A.)                                     0.35        8/01/2037           7,110
     9,805   San Juan Regional Medical Center, Inc. (LOC -
                   Bank of Nova Scotia)                            0.35        6/01/2037           9,805
     9,975   Smith of Georgia, LLC (LOC - Fifth Third Bank)        0.63       12/01/2024           9,975
    10,015   St. Johns County lDA (LOC - Allied Irish Banks
                   plc)                                            2.00        8/01/2034          10,015
     8,685   Sumner Medical Plaza, LLC (LOC - Fifth Third
                   Bank)                                           0.63       10/01/2010           8,685
     2,935   Surgery Center Financing Corp. (LOC - PNC
                   Bank, N.A.)                                     0.34        4/01/2020           2,935
     1,865   United Church Homes, Inc. (LOC - Allied Irish
                   Banks plc)                                      3.00        9/01/2027           1,865
    13,960   West Park Hospital Medical Facilities
                   Foundation (LOC - Key Bank, N.A.)               2.04        6/01/2033          13,960
     3,400   Woodbury County (LOC - Wells Fargo Bank,
                   N.A.)                                           0.35       12/01/2014           3,400
                                                                                             -----------
                                                                                                 477,130
                                                                                             -----------
             HEALTH CARE SERVICES (0.3%)
     9,655   Central Ohio Medical Textiles (LOC - PNC Bank,
                  N.A.)                                            0.32        3/01/2023           9,655
     8,345   Kaneville Road Joint Venture (LOC - Federal
                  Home Loan Bank of Chicago)                       0.45       11/01/2032           8,345
                                                                                             -----------
                                                                                                  18,000
                                                                                             -----------
             HEALTH MISCELLANEOUS (0.6%)
    21,220   Everett Clinic P.S. (LOC - Bank of America,
                   N.A.)                                           0.36        5/01/2027          21,220
     5,565   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                   Bank)                                           0.50        8/01/2023           5,565
     5,000   New Mexico Hospital Equipment Loan Council
                   (LOC - SunTrust Bank)                           0.60        7/01/2025           5,000
                                                                                             -----------
                                                                                                  31,785
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             HEAVY ELECTRICAL EQUIPMENT (0.2%)
$    9,570   Mississippi Business Finance Corp. (LOC -
                     Regions Bank)                                 1.10%      10/01/2018     $     9,570
                                                                                             -----------
             HOME FURNISHINGS (0.1%)
     4,940   Caddo Parish IDB (LOC - Capital One, N.A.)            0.35        7/01/2024           4,940
     1,970   Maryland EDC (LOC - Manufacturers & Traders
                    Trust Co.)                                     0.77        8/01/2016           1,970
                                                                                             -----------
                                                                                                   6,910
                                                                                             -----------
             HOME IMPROVEMENT RETAIL (0.4%)
     7,905   Brookhaven, IDA (LOC - Capital One, N.A.)             0.55        1/01/2025           7,905
    11,750   Savannah EDA (LOC - SunTrust Bank)                    0.68        8/01/2025          11,750
                                                                                             -----------
                                                                                                  19,655
                                                                                             -----------
             HOSPITAL (6.7%)
     2,265   Chesterfield County EDA (INS)(LIQ)                    0.33       11/01/2042           2,265
     3,100   Clarke County IDA (INS)(LIQ)                          0.36        1/01/2030           3,100
     3,515   Fayette County (LOC - PNC Bank, N.A.)                 0.32        8/01/2023           3,515
     8,550   Floyd County (LOC - JPMorgan Chase Bank,
                     N.A.)                                         0.37       12/01/2020           8,550
    10,000   Henrico County EDA (INS)(LIQ)                         0.35       11/01/2042          10,000
    25,000   Illinois Finance Auth. (LOC - RBS Citizens, N.A.)     0.40        4/01/2041          25,000
    11,200   Indiana Health Facility Financing Auth. (LOC -
                     Bank of America, N.A.)                        0.32        1/01/2019          11,200
    45,650   Indiana Health Facility Financing Auth.
                     (INS)(LIQ)                                    0.34        3/01/2033          45,650
    36,875   Indiana Health Facility Financing Auth.
                     (INS)(LIQ)                                    0.35        3/01/2033          36,875
   115,180   Johnson City Health and Educational Facilities
                     Board (LOC - Regions Bank)                    2.00        7/01/2033         115,180
    16,300   Lee Memorial Health System (LOC - Bank of
                     America, N.A.)                                0.27        4/01/2033          16,300
    57,000   Montgomery County (INS)(LIQ)                          0.33        8/01/2047          57,000
    10,740   Muskingum County Hospital Facilities (LOC -
                     PNC Bank, N.A.)                               0.29       12/01/2020          10,740
     2,960   Pinellas County Health Facilities Auth. (LOC -
                     SunTrust Bank)                                0.37        7/01/2034           2,960
       500   Richland County (LOC - Allied Irish Banks plc)        3.27        1/01/2032             500
     9,050   Wisconsin Health & Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)                0.48        5/01/2036           9,050
    19,775   Wisconsin Health & Educational Facilities Auth.
                     (LOC - Fifth Third Bank)                      0.41        6/01/2036          19,775
                                                                                             -----------
                                                                                                 377,660
                                                                                             -----------
             HOTELS, RESORTS, & CRUISE LINES (0.6%)
     4,755   Albany-Dougherty Inner City EDA (LOC -
                     SunTrust Bank)                                0.75       11/01/2023           4,755
     7,065   Alprion, LLC (LOC - Federal Home Loan Bank of
                     Des Moines)                                   0.28       10/01/2034           7,065
     2,645   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)          0.35       12/01/2028           2,645
    14,575   Forward Corp. (LOC - Fifth Third Bank)                0.53       12/01/2030          14,575
     4,600   Massachusetts Port Auth. (LOC - Royal Bank of
                     Scotland plc)                                 0.32        3/01/2018           4,600
                                                                                             -----------
                                                                                                  33,640
                                                                                             -----------
             HOUSEHOLD APPLIANCES (0.3%)
    14,885   Mississippi Business Finance Corp. (LOC -
                     Wells Fargo Bank, N.A.)                       0.35        6/01/2015          14,885
                                                                                             -----------

================================================================================

11   | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             INDUSTRIAL MACHINERY (0.3%)
$    6,580   AL-FE Heat Treating, Inc. (LOC - PNC Bank,
                    N.A.)                                          0.34%       5/01/2021     $     6,580
     3,365   Boone County (LOC - Fifth Third Bank)                 0.67        7/01/2026           3,365
     2,385   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                    Bank)                                          0.67        3/01/2023           2,385
     4,530   Sterling Pipe & Tube, Inc. (LOC - PNC Bank,
                    N.A.)                                          0.34       11/01/2012           4,530
                                                                                             -----------
                                                                                                  16,860
                                                                                             -----------
             INTEGRATED OIL & GAS (0.1%)
     3,200   Jackson County                                        0.23       12/01/2016           3,200
                                                                                             -----------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    10,740   South Central Communications Corp. (LOC -
                   Fifth Third Bank)                               0.53        4/01/2018          10,740
                                                                                             -----------
             LEISURE FACILITIES (1.6%)
     5,900   Cattail Creek Country Club, Inc. (LOC -
                   Manufacturers & Traders Trust Co.)              0.77        3/01/2031           5,900
     3,650   Healthtrack Sports & Wellness, LP (LOC -
                   JPMorgan Chase Bank, N.A.)                      0.35        2/15/2027           3,650
     6,385   Old South Country Club, Inc. (LOC -
                   Manufacturers & Traders Trust Co.)              0.77       12/01/2031           6,385
    75,000   Twins Ballpark, LLC (INS)(LIQ)(LIQ) (c)               0.70       10/01/2034          75,000
                                                                                             -----------
                                                                                                  90,935
                                                                                             -----------
             LEISURE PRODUCTS (0.4%)
     9,325   Fun Entertainment, LLC (LOC - Wachovia Bank,
                   N.A.)                                           0.35        1/01/2025           9,325
     6,000   Monroe County IDB (LOC - SunTrust Bank)               0.68        1/01/2021           6,000
     2,920   Rhode Island Industrial Facilities Corp. (LOC -
                   RBS Citizens, N.A.)                             0.50        2/01/2021           2,920
     6,310   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)         0.70        6/01/2033           6,310
                                                                                             -----------
                                                                                                  24,555
                                                                                             -----------
             LIFE & HEALTH INSURANCE (0.0%)
     1,850   Ronald Ray Irrevocable Life Insurance Trust
                   (LOC - Federal Home Loan Bank of
                   Atlanta)                                        0.38        8/01/2022           1,850
                                                                                             -----------
             MARINE (0.1%)
     6,925   Washington Economic Dev. Finance Auth. (LOC
                   - Key Bank, N.A.)                               0.80        3/01/2037           6,925
                                                                                             -----------
             MISCELLANEOUS (0.0%)
     2,600   Long Beach (LOC - Allied Irish Banks plc)             0.93       11/01/2030           2,600
                                                                                             -----------
             MULTI-UTILITIES (0.0%)
     1,300   Sempra Energy ESOP & Trust (NBGA) (c)                 1.75       11/01/2014           1,300
                                                                                             -----------
             MULTIFAMILY HOUSING (1.4%)
     8,400   Alabama Housing Finance Auth. (LOC - U.S.
                   Bank, N.A.)                                     0.34        4/01/2037           8,400
     3,055   Independence Place Fort Campbell Patriots,
                   LLC (LOC - Bank of America, N.A.)               0.30        1/01/2040           3,055
     3,500   Provence, LLC (LOC - Bank of America, N.A.)           0.50        9/01/2037           3,500

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

$      475   Pulaski County Public Facilities Board (LOC -
                  Regions Bank)                                    0.95%       6/01/2042     $       475
     4,770   South Carolina Housing Finace & Dev. Auth.
                  (LOC - SunTrust Bank)                            0.68       12/01/2033           4,770
    57,930   Washington Housing Finance Commission (LOC
                  - HSH Nordbank A.G.)                             0.45        3/01/2036          57,930
                                                                                             -----------
                                                                                                  78,130
                                                                                             -----------
             MUNICIPAL FINANCE (0.7%)
    36,455   Sunshine State Governmental Financing
                  Commission (LOC - Dexia Credit Local)            0.33        7/01/2016          36,455
                                                                                             -----------
             NURSING/CCRC (2.2%)
     5,000   Alexandria IDA (LOC - Wachovia Bank, N.A.)            0.25       10/01/2035           5,000
     5,000   Allegheny County IDA (LOC - Allied Irish Banks
                     plc)                                          0.43        7/01/2038           5,000
     4,900   Bucks County IDA (LOC - Citizens Bank of
                     Pennsylvania)                                 0.40        1/01/2037           4,900
     5,425   Erie County IDA (LOC - Sovereign Bank)                0.40       11/15/2036           5,425
     1,850   Escambia County Health Facilities Auth. (LOC -
                     Bank of America, N.A.)                        0.26       11/15/2015           1,850
     8,090   Illinois Finance Auth. (LOC - Sovereign Bank)         0.33        5/15/2031           8,090
    12,365   Illinois Health Facilities Auth. (LOC - Allied Irish
                     Banks plc)                                    0.65        8/15/2031          12,365
     3,480   Indiana Finance Auth. (LOC - Federal Home
                     Loan Bank of Indianapolis)                    0.70        7/01/2029           3,480
     1,200   Lynchburg Redevelopment & Housing Auth.
                     (LOC - Manufacturers & Traders Trust
                     Co.)                                          0.77       12/01/2034           1,200
    33,615   Moon IDA (LOC - Bank of Scotland)                     0.30        7/01/2038          33,615
     9,480   Multnomah County (LOC - Bank of Scotland)             1.00       10/01/2047           9,480
    16,305   Nassau County IDA (LOC - Bank of America,
                     N.A.)                                         0.30        1/01/2028          16,305
     1,465   Roanoke County EDA (LOC - Branch Banking &
                     Trust Co.)                                    1.27       10/01/2028           1,465
     8,765   Schenectady County IDA (LOC - RBS Citizens,
                     N.A.)                                         0.85        2/01/2037           8,765
     3,800   Washington State Housing Finance Commission
                     (LOC - Bank of America, N.A.)                 0.27        7/01/2041           3,800
                                                                                             -----------
                                                                                                 120,740
                                                                                             -----------
             PACKAGED FOODS & MEAT (0.4%)
     4,425   Brewster Dairy, Inc. (LOC - BMO Bank of
                   Montreal)                                       0.34        4/03/2023           4,425
     3,115   Lancaster IDA (LOC - Fulton Bank)                     2.10        6/01/2027           3,115
     2,545   Laurel County (LOC - Fifth Third Bank)                0.68        3/01/2015           2,545
     5,775   Laurel County (LOC - Wells Fargo Bank, N.A.)          0.35        5/01/2033           5,775
     7,150   St. Tammany Parish (LOC - Federal Home Loan
                   Bank of Dallas)                                 0.31        7/01/2022           7,150
                                                                                             -----------
                                                                                                  23,010
                                                                                             -----------
             PAPER PACKAGING (0.0%)
     1,950   Washington Finance EDA (LOC - Wells Fargo
                  Bank, N.A.)                                      0.35        4/01/2033           1,950
                                                                                             -----------
             PAPER PRODUCTS (0.6%)
    16,500   Campbell County IDA (LOC - Bank of America,
                   N.A.)                                           0.32       12/01/2019          16,500
    11,100   Fayette County (LOC - Bank of America, N.A.)          0.37        5/01/2018          11,100

================================================================================

13   | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

$    5,600   Willacoochee Dev. Auth. (LOC - Federal Home
                     Loan Bank of Atlanta)                         0.40%       5/01/2021     $     5,600
                                                                                             -----------
                                                                                                  33,200
                                                                                             -----------
             PERSONAL PRODUCTS (0.0%)
     2,520   Suffolk County IDA (LOC - Citibank, N.A.)             0.45       12/01/2019           2,520
                                                                                             -----------
             REAL ESTATE OPERATING COMPANIES (9.0%)
    13,375   411 Seventh Avenue Associates, LP (LOC -
                     PNC Bank, N.A.)                               0.34        1/01/2027          13,375
    49,105   ABAG Finance Auth. for Nonprofit Corp.
                     (LIQ)(LOC - Citigroup, Inc.) (c)              0.48        4/01/2011          49,105
     2,265   Beaver Creek Enterprises, Inc. (LOC - PNC
                     Bank, N.A.)                                   0.34        3/02/2020           2,265
     3,320   Cain Capital Investments, LLC (LOC - Federal
                     Home Loan Bank of Cincinnati)                 0.38       10/01/2046           3,320
     2,030   Chicago (LOC - Bank of America, N.A.)                 0.35        3/01/2039           2,030
     8,750   Cobb County Housing Auth. (LOC - Federal
                     Home Loan Bank of Atlanta)                    0.40       10/01/2035           8,750
    28,710   DeKalb County Housing Auth. (LIQ)(LOC -
                     Citigroup, Inc.) (c)                          0.48       11/07/2012          28,710
    10,500   Donegal Crossing Associates, LLC (LOC -
                     Federal Home Loan Bank of Pittsburgh)         0.38        8/15/2027          10,500
     7,520   East Hempfield IDA (LOC - Fulton Bank)                1.90       10/15/2026           7,520
    16,580   Fairway Park Properties, LLC (LOC - PNC Bank,
                     N.A.)                                         0.34       10/15/2026          16,580
    18,890   Florida Housing Finance Corp. (LOC - Key
                     Bank, N.A.)                                   0.85        6/15/2036          18,890
     3,175   Fountains Apartments, LLC (LOC - Fifth Third
                     Bank)                                         0.90        9/01/2036           3,175
    14,320   Ft. Northport, LLC (LOC - Regions Bank)               1.05       12/01/2031          14,320
     1,750   Fulton County Housing Auth. (LOC - Federal
                     Home Loan Bank of Atlanta)                    0.35        2/01/2041           1,750
     8,785   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)         0.53       12/01/2023           8,785
     9,389   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)         0.53       12/01/2044           9,389
     2,355   Hickory Creek Apartments, LLC (LOC - Fifth
                     Third Bank)                                   0.90        9/01/2036           2,355
     5,545   Illinois Housing Dev. Auth. (LOC - Bank of
                     America, N.A.)                                0.44        1/01/2034           5,545
     2,165   Islip IDA (LOC - Citibank, N.A.)                      0.45       11/01/2020           2,165
     5,750   JJB Properties, LLC (LOC - Federal Home Loan
                     Bank of Dallas)                               0.43        1/01/2036           5,750
     4,650   Jungs Station & Timberlane Village Associates
                     (LOC - Wachovia Bank, N.A.)                   0.30        9/01/2027           4,650
     5,680   Lodge Apartments Holdings, LLC (LOC -
                     Wachovia Bank, N.A.)                          0.30        3/01/2026           5,680
    15,155   Massachusetts Dev. Finance Agency (LOC -
                     Bank of America, N.A.)(LOC - RBS
                     Citizens, N.A.)                               0.47        3/01/2034          15,155
    37,050   Massachusetts Dev. Finance Agency (LOC -
                     Bayerische Landesbank)                        0.32       12/01/2040          37,050
     5,990   MB & B Holdings, LLC (LOC - Harris, N.A.)             0.79        7/31/2034           5,990
    10,000   Nashville and Davidson County Health and
                     Educational Facilities Board (LOC - Fifth
                     Third Bank)                                   0.55        9/01/2036          10,000
    15,200   Net Magan, LLC (LOC - Wachovia Bank, N.A.)            0.30        4/01/2026          15,200
     9,300   New York City Housing Dev. Corp. (LOC -
                     Landesbank Hessen-Thuringen)                  0.30       12/01/2036           9,300
    10,000   New York City Housing Dev. Corp. (LOC - RBS
                     Citizens, N.A.)                               0.30        3/01/2048          10,000
    36,175   New York City Housing Dev. Corp. (LOC - RBS
                     Citizens, N.A.)                               0.30        3/01/2048          36,175

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

$   12,440   Nick & Nat Properties, LLC (LOC - Fifth Third
                    Bank)                                          0.53%       5/01/2025     $    12,440
     5,375   Orange County Housing Finance Auth. (LOC -
                    Compass Bank)                                  0.50        1/15/2040           5,375
     9,050   Orange County Housing Finance Auth. (LOC -
                    Federal Home Loan Bank of Atlanta)             0.33        8/15/2042           9,050
     8,660   Orange County Housing Finance Auth. (LOC -
                    Federal Home Loan Bank of Atlanta)             0.33        8/15/2042           8,660
     2,865   Richfield Technology Associates, LLC (LOC -
                    U.S. Bank, N.A.)                               0.34        4/01/2020           2,865
    10,690   Sacramento County Housing Auth. (LIQ)(LOC -
                    Citigroup, Inc.) (c)                           0.50        7/05/2017          10,690
     5,255   Seattle Housing Auth. (LOC - Key Bank, N.A.)          0.54        3/01/2039           5,255
     9,325   Shepherd Capital, LLC (LOC - Wachovia Bank,
                    N.A.)                                          0.35       11/01/2052           9,325
    21,495   South Carolina Jobs EDA (LOC - SunTrust
                    Bank)                                          0.68       12/01/2035          21,495
     7,460   Sugar Creek Finance Co., LLC (LOC - PNC
                    Bank, N.A.)                                    0.34        6/01/2042           7,460
     6,892   TKBF, LLC (LOC - Fifth Third Bank)                    0.53        3/01/2108           6,892
    15,840   Trinity Funding, LLC (LOC - Fifth Third Bank)         0.53        3/01/2036          15,840
     9,330   Wake County Housing Auth. (LOC - SunTrust
                    Bank)                                          0.68       12/01/2033           9,330
    15,925   Willow Interests, LLC (LOC - Fifth Third Bank)        0.63        4/01/2025          15,925
                                                                                             -----------
                                                                                                 504,081
                                                                                             -----------
             REAL ESTATE SERVICES (0.3%)
    14,500   District of Columbia (LOC - SunTrust Bank)            0.68        4/01/2024          14,500
                                                                                             -----------
             REAL ESTATE TAX/FEE (0.1%)
     6,000   Jasper, Morgan, Newton, & Walton County
                    (LOC - Bank of America, N.A.)                  0.33       12/01/2020           6,000
                                                                                             -----------
             REGIONAL BANKS (0.4%)
    16,760   Bhavnani, LLC (LOC - Mellon 1st Business
                    Bank, N.A.)                                    0.50        5/01/2038          16,760
     3,000   Cobb County Dev. Auth. (LOC - Federal Home
                    Loan Bank of Atlanta)                          0.46        2/01/2030           3,000
                                                                                             -----------
                                                                                                  19,760
                                                                                             -----------
             REITs - DIVERSIFIED (0.1%)
     6,780   New York Housing Finance Agency (LOC -
                    Landesbank Hessen-Thuringen)                   0.31        5/01/2042           6,780
                                                                                             -----------
             RESEARCH & CONSULTING SERVICES (0.5%)
    28,925   Fuller Road Management Corp. (LOC - Key
                    Bank, N.A.)                                    0.53        7/01/2037          28,925
                                                                                             -----------
             SALES TAX (0.1%)
     5,600   Arista Metropolitan District (LOC - Compass
                    Bank)                                          0.67       12/01/2030           5,600
                                                                                             -----------
             SINGLE FAMILY HOUSING (1.4%)
     2,450   Montgomery County (NBGA)                              0.32        7/01/2039           2,450
    10,440   Vermont Housing Finance Agency (INS)(LIQ)             0.46       11/01/2035          10,440
    12,945   Vermont Housing Finance Agency (INS)(LIQ)             0.46       11/01/2036          12,945
    16,500   Vermont Housing Finance Agency (INS)(LIQ)             0.44       11/01/2037          16,500
    34,750   Wisconsin Housing & EDA (NBGA)                        0.31        9/01/2032          34,750
                                                                                             -----------
                                                                                                  77,085
                                                                                             -----------

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             SOFT DRINKS (0.1%)
$    4,500   Blackfoot IDC (LOC - Key Bank, N.A.)                  0.64%      11/01/2027     $     4,500
                                                                                             -----------
             SOLID WASTE DISPOSAL (0.8%)
    45,000   Pasco County (INS)(LIQ)                               0.49       10/01/2020          45,000
                                                                                             -----------
             SPECIAL ASSESSMENT/TAX/FEE (1.3%)
    17,540   Austin (LOC - Dexia Credit Local)                     0.32       11/15/2029          17,540
     9,995   Denver Urban Renewal Auth. (LOC - Compass
                   Bank)                                           0.68        9/01/2017           9,995
     2,935   Lake Oswego Redevelopment Agency (LOC -
                   Wells Fargo Bank, N.A.)                         0.35        6/01/2020           2,935
    13,445   Sheridan Redevelopment Agency (LOC -
                   Citibank, N.A.)                                 1.00       12/01/2029          13,445
    14,660   Timber Ridge Affordable Housing Corp. (LOC -
                   U.S. Bank, N.A.)                                0.27       12/01/2032          14,660
    15,750   Township of Derry Commercial IDA (LOC - PNC
                   Bank, N.A.)                                     0.30       11/01/2030          15,750
                                                                                             -----------
                                                                                                  74,325
                                                                                             -----------
             SPECIALIZED CONSUMER SERVICES (0.8%)
    10,200   American Self Storage Corp. (LOC - Fifth Third
                  Bank)                                            0.53        5/01/2046          10,200
     6,555   Chicago Enterprise Zone (LOC - RBS Citizens,
                  N.A.)                                            0.83       12/01/2032           6,555
     5,117   Cornerstone Funding Corp. I (LOC - PNC Bank,
                  N.A.)                                            1.74        9/01/2025           5,117
    24,195   Saber Management, LLC (LOC - RBS Citizens,
                  N.A.)                                            0.32        8/01/2056          24,195
                                                                                             -----------
                                                                                                  46,067
                                                                                             -----------
             SPECIALIZED FINANCE (0.1%)
     3,115   Chase Bailey Insurance (LOC - Compass Bank)           0.43        1/01/2030           3,115
                                                                                             -----------
             SPECIALTY STORES (1.4%)
    30,000   Bass Pro Rossford Development Co., LLC (LOC
                    - Fifth Third Bank)                            0.63       11/01/2027          30,000
    14,000   Blair County IDA (LOC - PNC Bank, N.A.)               0.30       10/01/2028          14,000
    22,660   Cooperative District of the City of Prattville (LOC
                    - Regions Bank)                                1.05        6/01/2026          22,660
     5,805   D&H Enterprises of Ohio, LLC (LOC - PNC
                    Bank, N.A.)                                    0.34       12/01/2025           5,805
     1,680   Flowerland Garden Centers of Cleveland, Inc.
                    (LOC - Fifth Third Bank)                       0.63        8/01/2026           1,680
     5,025   Spencer Co., Inc. (LOC - Federal Home Loan
                    Bank of Atlanta)                               0.58        2/01/2021           5,025
                                                                                             -----------
                                                                                                  79,170
                                                                                             -----------
             STEEL (0.2%)
     7,480   Klein Steel Services, Inc. (LOC - Manufacturers
                   & Traders Trust Co.)                            0.77        8/01/2025           7,480
     3,355   Metaltec Steel Abrasive Co. (LOC - Comerica
                   Bank, N.A.)                                     0.48       11/01/2034           3,355
     2,500   Mississippi Business Finance Corp. (LOC -
                   Federal Home Loan Bank of Dallas)               0.40        7/01/2020           2,500
                                                                                             -----------
                                                                                                  13,335
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                         COUPON OR                           VALUE
(000)        SECURITY                                      DISCOUNT RATE        MATURITY           (000)
--------------------------------------------------------------------------------------------------------

             TECHNOLOGY DISTRIBUTORS (0.1%)
$    7,705   Fresno Leasing, LLC (LOC - Manufacturers &
                  Traders Trust Co.)                               0.77%      11/17/2030     $     7,705
                                                                                             -----------
             TIRES & RUBBER (0.0%)
     2,200   West Virginia EDA (LOC - JPMorgan Chase
                  Bank, N.A.)                                      0.90       12/01/2015           2,200
                                                                                             -----------
             TOLL ROADS (1.3%)
    71,025   Triborough Bridge and Tunnel Auth. (LOC -
                   Bayerische Landesbank)                          0.35        1/01/2032          71,025
                                                                                             -----------
             TRUCKING (0.2%)
    10,130   Dayton Freight Lines, Inc. (LOC - Fifth Third
                  Bank)                                            0.53       12/01/2045          10,130
                                                                                             -----------
             WATER UTILITIES (0.6%)
    13,100   Basic Water Co., LLC (LOC - U.S. Bank, N.A.)          0.30        8/01/2024          13,100
    17,650   Collier County IDA (LOC - SunTrust Bank)              0.68       10/01/2035          17,650
     4,500   Union Springs Wastewater Treatment Plant,
                    LLC (LOC - Regions Bank)                       2.35        7/01/2037           4,500
                                                                                             -----------
                                                                                                  35,250
                                                                                             -----------
             WATER/SEWER UTILITY (0.5%)
    17,000   Cleveland (LOC - Allied Irish Banks plc)              0.45        1/01/2033          17,000
     4,202   Hesperia Public Financing Auth. (LOC - Bank of
                   America, N.A.)                                  0.30        6/01/2026           4,202
     7,820   Olivenhain Municipal Water District (LOC - Bank
                   of America, N.A.)                               0.30        6/01/2022           7,820
                                                                                             -----------
                                                                                                  29,022
                                                                                             -----------
             Total Variable-Rate Demand Notes (cost: $4,867,987)                               4,867,987
                                                                                             -----------
             TOTAL INVESTMENTS (COST: $5,433,159)                                            $ 5,433,159
                                                                                             ===========

                                                    VALUATION HIERARCHY
($ IN 000s)                                         -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER         (LEVEL 3)
                                          MARKETS       SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                    ASSETS          INPUTS          INPUTS             TOTAL
--------------------------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS:
  FIXED-RATE INSTRUMENTS                $         -    $    55,000     $         -     $    55,000
  COMMERCIAL PAPER                                -        448,272               -         448,272
  PUT BONDS                                       -         61,900               -          61,900
  VARIABLE-RATE DEMAND NOTES                      -      4,867,987               -       4,867,987
--------------------------------------------------------------------------------------------------
Total                                   $         -    $ 5,433,159     $         -     $ 5,433,159
--------------------------------------------------------------------------------------------------

================================================================================

17  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Money
Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management
Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of
Trustees.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the
Fund's quarterly report.

E. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

F. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,600,477,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

================================================================================

19   | USAA Money Market Fund

================================================================================

COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG        Association of Bay Area Governments
EDA         Economic Development Authority
EDC         Economic Development Corp.
ESOP        Employee Stock Ownership Plan
IDA         Industrial Development Authority/Agency
IDB         Industrial Development Board
IDC         Industrial Development Corp.
REIT        Real Estate Investment Trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and
Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)         Principal and interest payments are insured by Assured Guaranty
              Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway
              Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(LIQ)         Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Branch Banking and Trust Co., Citibank,
              N.A., Citigroup, Inc.,Comerica Bank, N.A., Dexia Credit Local,
              Federal Home Loan Bank Atlanta, JPMorgan Chase Bank, N.A., PNC
              Bank, N.A., Societe Generale, TD Bank, N.A., U.S. Bank, N.A., or
              Wachovia Bank, N.A.

(LOC)         Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA)        Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Fannie Mae, or
              Sempra Energy.

SPECIFIC NOTES

(a)     At April 30, 2010, the aggregate market value of securities purchased on a delayed- delivery basis was $4,000,000.
(b)     At April 30, 2010, portions of these securities were segregated to cover delayed- delivery and/or when-issued purchases.
(c)     Restricted security that is not registered under the Securities Act of
        1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by
        Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

21  | USAA Money Market Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.